OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
OTHER FINANCIAL ASSETS [Text Block]

13.  OTHER FINANCIAL ASSETS

As at December 31, 2024, other financial assets consist of the Company's investment in marketable securities comprised of the following:

	December 31, 2024	December 31, 2023
FVTPL marketable securities (a)	$1,283	$6,279
FVTOCI marketable securities (b)	48,498	56,101
Total other financial assets	$49,781	$62,380

(a) Fair Value through Profit or Loss ("FVTPL") Marketable Securities

Gain on marketable securities designated as FVTPL for the year ended December 31, 2024 was $nil (December 31, 2023 - loss of  $1.6 million) and was recorded through profit or loss.

(b) Fair Value through Other Comprehensive Income ("FVTOCI") Marketable Securities

Changes in fair value of marketable securities designated as FVTOCI for the year ended December 31, 2024 was a loss of $5.8 million (December 31, 2023 - loss of $19.3 million), net of tax, and were recorded through other comprehensive income and will not be transferred into earnings or loss upon disposition or impairment. The Company made the irrevocable election to designate these equity securities as FVTOCI because these financial assets are not held for trading and are not contingent consideration recognized in a business combination. As at December 31, 2024, the carrying value of all shares designated at FVTOCI was $48.5 million (December 2023 - $56.1 million).